T. ROWE PRICE Global Impact Equity Fund
January 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 0.9%
Common Stocks 0.9%
NU Holdings, Class A (USD) (1) 36,724 171
Total Brazil (Cost
$166
)
171
CANADA 2.6%
Common Stocks 0.8%
Shopify, Class A (1) 3,212 158
158
Limited Partnerships 1.8%
Brookfield Renewable Partners (USD)  11,576 338
338
Total Canada (Cost
$511
)
496
CHINA 1.0%
Common Stocks 1.0%
Kanzhun, ADR (USD) (1) 7,600 184
Total China (Cost
$140
)
184
DENMARK 1.4%
Common Stocks 1.4%
ROCKWOOL, Class B  923 265
Total Denmark (Cost
$206
)
265
FRANCE 2.4%
Common Stocks 2.4%
EssilorLuxottica  908 167
Schneider Electric  1,803 292
Total France (Cost
$408
)
459
GERMANY 2.3%
Common Stocks 0.9%
Evotec (1) 8,758 172
172

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 1.4%
Sartorius  568 255
255
Total Germany (Cost
$473
)
427
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  33,400 378
Total Hong Kong (Cost
$340
)
378
INDIA 4.9%
Common Stocks 4.9%
Axis Bank, GDR (USD)  6,275 335
HDFC Bank, ADR (USD)  6,226 419
HDFC Life Insurance  21,905 156
Total India (Cost
$874
)
910
INDONESIA 1.8%
Common Stocks 1.8%
Bank Central Asia  605,900 344
Total Indonesia (Cost
$278
)
344
JAPAN 4.9%
Common Stocks 4.9%
Daiichi Sankyo  9,400 295
Hamamatsu Photonics  4,600 246
Keyence  800 368
Total Japan (Cost
$836
)
909
NETHERLANDS 3.8%
Common Stocks 3.8%
ASML Holding  729 482
Koninklijke DSM  1,775 228
Total Netherlands (Cost
$655
)
710

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
NORWAY 1.0%
Common Stocks 1.0%
TOMRA Systems  10,907 192
Total Norway (Cost
$238
)
192
PHILIPPINES 1.5%
Common Stocks 1.5%
BDO Unibank  124,540 281
Total Philippines (Cost
$257
)
281
SWEDEN 0.8%
Common Stocks 0.8%
Nibe Industrier, Class B  13,407 145
Total Sweden (Cost
$116
)
145
SWITZERLAND 1.2%
Common Stocks 1.2%
Lonza Group  386 220
Total Switzerland (Cost
$213
)
220
TAIWAN 3.6%
Common Stocks 3.6%
Chailease Holding  43,812 330
Taiwan Semiconductor Manufacturing, ADR (USD)  3,674 341
Total Taiwan (Cost
$620
)
671
UNITED KINGDOM 2.5%
Common Stocks 2.5%
Ashtead Group  4,110 271
AstraZeneca  1,544 202
Total United Kingdom (Cost
$367
)
473
UNITED STATES 58.2%
Common Stocks 58.2%
Agilent Technologies  1,662 253
Alexandria Real Estate Equities, REIT  1,506 242
Atlassian, Class A (1) 1,060 171

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
Badger Meter  2,645 307
Ball  5,834 340
Becton Dickinson  1,284 324
Bright Horizons Family Solutions (1) 2,832 217
Danaher  1,583 418
Darling Ingredients (1) 4,946 328
Eli Lilly  815 280
Fortinet (1) 3,436 180
Hubbell  1,488 341
HubSpot (1) 625 217
IDEX  1,253 300
Ingersoll Rand  5,321 298
Intuit  1,070 452
Intuitive Surgical (1) 1,487 365
Linde  1,621 536
MSA Safety  1,579 215
Mueller Water Products, Class A  21,678 274
NextEra Energy Partners  4,497 330
OneMain Holdings  6,572 284
PG&E (1) 18,540 295
Roper Technologies  1,103 471
SolarEdge Technologies (1) 739 236
Stryker  761 193
Synopsys (1) 878 311
Tesla (1) 1,280 222
Thermo Fisher Scientific  707 403
Trane Technologies  1,701 305
Trex (1) 1,868 98
Trimble (1) 5,165 300
UnitedHealth Group  889 444
Veeva Systems, Class A (1) 1,690 288
Waste Connections  2,488 331
Zoetis  2,069 342
Total United States (Cost
$10,338
)
10,911

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 4.36% (2)(3) 526,726 527
Total Short-Term Investments (Cost $527) 527
Total Investments in Securities 99.6%
(Cost $17,563) $ 18,673
Other Assets Less Liabilities 0.4% 72
Net Assets 100.0% $ 18,745
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Impact Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 5++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 1,017  ¤  ¤ $ 527
Total $ 527^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $527.

T. ROWE PRICE Global Impact Equity Fund
Unaudited
Notes to Portfolio of Investments
7
T. Rowe Price Global Impact Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Impact Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Impact Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,026 $ 5,527 $ — $ 17,553
Limited Partnerships 338 — — 338
Preferred Stocks — 255 — 255
Short-Term Investments 527 — — 527
Total $ 12,891 $ 5,782 $ — $ 18,673

T. ROWE PRICE Global Impact Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1399-054Q1 01/23